UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21947
Old Field Master Fund, LLC
(Exact name of Registrant as specified in charter)

733 Third Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-532-3651
Date of fiscal year end: March 31
Date of reporting period: March 31, 2011

Item 1.	Reports to Unitholders.
Annual report attached.
Old Field Master Fund, LLC
(In the Process of Liquidation)
Annual Report
March 31, 2011

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
FINANCIAL STATEMENTS
For the year ended
March 31, 2011

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Contents

Page
Financial Statements

Report of independent registered public accounting firm	1

Statement of assets, liabilities and members’ equity as of March 31, 2011	2

Schedule of investments in investment funds as of March 31, 2011	3-4

Statement of operations for the year ended March 31, 2011	5

Statement of changes in members’ equity for the years ended March 31, 2011 and 2010	6

Statement of cash flows for the year ended March 31, 2011	7

Notes to financial statements	8-17

Supplemental information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Audit Committee of the
Board of Managers and Members
of Old Field Master Fund, LLC
We have audited the accompanying statement of assets, liabilities and members’ equity of Old Field Master Fund, LLC (the “Fund”), including the schedule of investments in investment funds, as of March 31, 2011, and the related statement of operations for the year then ended, the statement of changes in members’ equity for each of the years in the two year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the four year period then ended and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of investments in investment funds owned as of March 31, 2011 by correspondence with custodians and investees of the investment funds, or other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
As described in Note A1 to the financial statements, the Board of Managers elected to place the Fund into a plan of liquidation. As a result, the Fund has changed its basis of accounting from the going concern basis to the liquidation basis. Accordingly, the carrying values of the remaining assets as of March 31, 2011 are presented at estimated realizable values and liabilities are presented at estimated settlement amounts.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Master Fund, LLC as of March 31, 2011, and the results of its operations for the year then ended, the changes in its members’ equity for each of the years in the two year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the four year period then ended and the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America applied on the basis described in the preceding paragraph.

New York, NY
May 27, 2011
Marcum llp ▪ 750 Third Avenue ▪ 11th Floor ▪ New York, New York 10017 ▪ Phone 212.485.5500 ▪ Fax 212.485.5501 ▪ marcumllp.com

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Statement of Assets, Liabilities, and Members’ Equity
March 31, 2011
(expressed in U.S. dollars)

ASSETS

Investments in investment funds, at fair value (cost $9,373,751)	$8,452,321
Cash and cash equivalents	2,102,668
Redemptions receivable from investment funds	8,712,221
Due from Investment Adviser	373,171

Total assets	19,640,381

LIABILITIES

Management fee payable	48,579
Professional fees payable	49,750
Administration fee payable	50,150
Accrued expenses and other liabilities	1,364

Total liabilities	149,843

MEMBERS’ EQUITY	$19,490,538

Value of members’ equity per unit — based on 227,160 units of beneficial interest outstanding	$85.80

Analysis of members’ equity
Capital Subscriptions	42,020,000
Capital Distributions	(16,200,000)
Accumulated undistributed net investment loss	(2,476,507)
Accumulated undistributed net realized loss on investments in investment funds	(2,931,525)
Net unrealized depreciation on investments in investment funds	(921,430)

MEMBERS’ EQUITY	$19,490,538

See notes to financial statements.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Schedule of Investments in Investment Funds
March 31, 2011
(expressed in U.S. dollars)
Investment Objective as a Percentage of Total Investments

	First				Percentage			Expiration
	Acquisition	Number of			of Members’	% in Side		Date of Lock-
Investment Strategy/Name	Date	Shares	Cost	Fair Value	Equity[1]	Pockets[2]	Liquidity[3]	Up Period[4]

Distressed:
Anchorage Capital Partners Offshore Ltd.	7/1/2009	216	$217,702	$282,011	1.45%	—	Annually	N/A
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	214	375,000	464,765	2.38%	—	Quarterly	N/A
York Credit Opportunities Unit Trust	9/1/2009	22,627	1,000,000	1,314,628	6.75%	—	Annually	N/A

Total Distressed			1,592,702	2,061,404	10.58%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	276	233,051	294,375	1.51%	2.36%	Monthly	N/A
Fir Tree International Value Fund II, Ltd.	7/1/2009	105	1,050,000	1,347,948	6.92%	—	Quarterly	N/A
Montrica Global Opportunities Fund	2/1/2007	683	58,770	44,098	0.23%	100.00%	N/A [11]	N/A
Owl Creek Overseas Fund, Ltd.	7/1/2009	698	750,000	854,494	4.38%	—	Annually	N/A
Perry Partners International, Inc.	5/1/2007	1,635	107,752	137,091	0.70%	100.00%	N/A [9]	N/A
Taconic Opportunity Offshore Fund, Ltd.	5/1/2008	872	985,493	1,115,894	5.73%	—	Quarterly	N/A

Total Event Driven			3,185,066	3,793,900	19.47%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	96	189,842	122,168	0.63%	—	Quarterly[6]	N/A

Macro:
Brevan Howard Fund Limited	10/1/2007	1,858	250,000	371,071	1.90%	—	Monthly	N/A

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	784	102,535	100,332	0.51%	100.00%	N/A [9]	N/A
Broad Peak Fund, Ltd.	1/1/2010	514	516,171	461,392	2.37%	—	Quarterly[10]	[8]

Total Multi-Strategy Relative Value			618,706	561,724	2.88%

See notes to financial statements.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Schedule of Investments in Investment Funds (concluded)
March 31, 2011
(expressed in U.S. dollars)

	First	Number of			Percentage			Expiration
	Acquisition	Shares/			of Members’	% in Side		Date of Lock-
Investment Strategy/Name	Date	Ownership %	Cost	Fair Value	Equity[1]	Pockets[2]	Liquidity[3]	Up Period[4]

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	1,110	$1,466,112	$1,371,910	7.04%	100.00%	N/A [9]	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	3,262	369,233	51,488	0.26%	—	Quarterly	N/A
Dune Capital International, Ltd.	2/1/2007	—	290,794	106,619	0.55%	—	Semi-Annually[6]	N/A
Petra Offshore Fund L.P.*	2/1/2007	—	1,400,000	—	0.00%	—	Quarterly[5]	N/A
Sorin Offshore Fund, Ltd.	2/1/2008	10	11,296	12,037	0.06%	—	Quarterly[6]	N/A

Total Structured Credit			3,537,435	1,542,054	7.91%

Total Investments in Investment Funds			$9,373,751	$8,452,321	43.37%

1	Percentages are based on members’ equity at end of period of $19,490,538.

2	Percentages of assets invested in side pockets.

3	Available frequency of redemptions after initial lock-up period.

4	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2011 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

5	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.

6	Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.

7	On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred inventive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemption are suspended.

8	Class A2 — First business day after the last valuation date of the first quarter of 2011.

Class S — Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

9	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.

10	25% Fund level gate.

11	Investment at March 31, 2011 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

*	See Note B [4] — Investments valuation and revenue recognition.

At March 31, 2011, the aggregate cost of investments for tax purposes was $9,373,751. Net unrealized depreciation on investments for tax purposes was $(921,430), consisting of $1,214,020 of gross unrealized appreciation and $(2,135,450) of gross unrealized depreciation.
See notes to financial statements.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Statement of Operations
For the year ended March 31, 2011
(expressed in U.S. dollars)

Investment income:
Interest	$3,367

Expenses:
Management fee	462,630
Less: management fee waived — voluntary	(154,210)
Professional fees	109,114
Administration fee	100,595
Line of credit fee	7,464
Directors fee	12,500
Other	74,542

Total expenses	612,635
Fund expense limitation and reimbursement waiver — involuntary	(82,169)

Net expenses	530,466

Net investment loss	(527,099)

Realized and unrealized gain/(loss) on investments in investment funds
Net realized gain on investments in investment funds	2,359,163
Net change in unrealized depreciation on investments in investment funds	(1,074,287)

Net realized and unrealized gain	1,284,876

Net increase in members’ equity from operations	$757,777

See notes to financial statements.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Statement of Changes in Members’ Equity
(expressed in U.S. dollars)

	For the year ended	For the year ended
	March 31, 2011	March 31, 2010
From Operations:
Net change in unrealized (depreciation)/appreciation on investments in investment funds	$(1,074,287)	$6,235,511
Net realized gain/(loss) on investments in investment funds	2,359,163	(2,098,574)
Net investment loss	(527,099)	(598,186)

Net increase in members’ equity from operations	757,777	3,538,751

Members’ equity transactions
Liquidating distribution of units — (192,196 and 0 units for the years ended March 31, 2011 and 2010, respectively)	(16,200,000)	—

Net (decrease)/increase in members’ equity	(15,442,223)	3,538,751
Members’ equity at beginning of year	34,932,761	31,394,010

Members’ equity at end of year	$19,490,538	$34,932,761

See notes to financial statements.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Statement of Cash Flows
For the year ended March 31, 2011
(expressed in U.S. dollars)

Cash flows from operating activities:
Net increase in members’ equity from operations	$757,777
Adjustments to reconcile net increase in members’ equity from operations to net cash provided by operating activities:
Net change in unrealized depreciation on investment in investment funds	1,074,287
Net realized gain on investments in investments funds	(2,359,163)
Purchase of investments in investment funds	(3,300,000)
Proceeds from redemptions received from investments in investment funds	28,392,133
Changes in:
Redemptions receivable from investments in investment funds	(8,063,919)
Due from Investment Adviser	(82,170)
Management fee payable	(37,796)
Professional fees payable	(47,164)
Accrued expenses and other liabilities	(4,451)

Net cash provided by operating activities	16,329,534

Cash flows from financing activities:
Liquidating distributions	(16,200,000)

Net cash flows used in financing activities	(16,200,000)

Net increase in cash and cash equivalents	129,534
Cash and cash equivalents at beginning of year	1,973,134

Cash and cash equivalents at end of year	$2,102,668

See notes to financial statements.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note A — Organization
Old Field Master Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the “Investment Adviser”), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the “SEC”) and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of March 31, 2011, Old Field Fund, LLC (the “Domestic Feeder”), through Old Field Fund, LDC (the “Offshore Feeder”) which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund. The Investment Adviser owns the remaining 0.02% of the Fund.
[1] Liquidation of Fund:
At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Fund and wind down operations of the Fund in an orderly fashion. Accordingly, the Fund is in the process of liquidation as of March 31, 2011. In connection with the liquidation, the Board appointed the Investment Adviser as the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Fund and distribute the liquidation proceeds to the members of the Fund in accordance with the Limited Liability Company Agreement of the Fund. The Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation (see Note F). Due to the illiquid nature of the remaining investments, such liquidation and ensuing cash distributions are expected to take longer than a year. Once all the remaining investments in investment funds are liquidated, the balance of the Fund’s remaining assets, subject to costs and expenses associated with the Fund’s liquidation and legal dissolution, will be distributed. As a result of adopting the plan of liquidation, a liquidating distribution of $16,200,000 was paid in February 2011.
Note B — Significant Accounting Policies
[1]	Basis of accounting:

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The Fund’s fiscal year end is March 31.

[2]	Liquidation basis of accounting:

The accompanying financial statements have been presented on the liquidation basis of accounting, which presents assets at their net realizable values and liabilities at their estimated settlement amounts and include estimates for future costs expected to be incurred during liquidation period that are reasonably estimable. This change in accounting from a going concern basis did not materially affect the members’ capital. The change to the liquidation basis of accounting had no material effect on the financial statements of the Fund as assets and liabilities were already stated at fair value. Since the final date of liquidation is uncertain and the remaining investments will be sold over a period of time, the investments in investment funds are valued in the accompanying financial statements at their fair value as is determined by the Investment Adviser at March 31, 2011, and only costs estimable at such date have been accrued for. It is anticipated that during the liquidation period the fair value of the remaining investments will fluctuate and expenses will be incurred which have not yet been accrued for. Accordingly, estimated assets in liquidation in the accompanying statement of assets, liabilities and members’ equity are subject to change based upon these and other factors that may develop in the liquidation process.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note B — Significant Accounting Policies (continued)
[3]	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[4]	Investments valuation and revenue recognition:

Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds’ net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

The Fund’s valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund’s interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate on an investment by investment basis, in light of all relevant circumstances, not to utilize the practical expedient to value the investment fund’s net asset value (further described in Note B[9]), and adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of the Board.

Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value (“NAV”) of these investment funds and fair value of the Fund’s interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value that will be realized, of the Fund’s interests in an investment fund at the time of redemption, and the differences could be material. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund’s reported valuation does not represent fair value. A discount may be taken if the Board believes that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV on an investment by investment basis. In addition, the Fund may not have an investment fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such investment fund based on any relevant information available at the time.

With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. This investment was valued at zero as of March 31, 2011 and 2010. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note B — Significant Accounting Policies (continued)
[4]	Investments valuation and revenue recognition (continued):

Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund’s proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund’s share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a average cost basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned. Redemption requests not yet paid from underlying investment vehicles are reflected as redemption receivable from investment funds on the statement of assets, liabilities and members equity as of March 31, 2011.

Interest income is recorded on an accrual basis.

[5]	Schedule of Investments in Investment Funds:

The accompanying schedule of investments in investment funds consists principally of investments in investment funds that hold investments which are located in various countries. They are classified by investment strategy which represents management’s belief as to the most meaningful presentation of the classification of the Fund’s investments. There are no unfunded commitments to the investments in investment funds.

Investment Funds’ Investment Strategies:

Distressed

These investment funds invest in, and occasionally sell short, the securities of companies where the security’s price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the investment manager’s style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain investment managers, but it is not typical in this strategy.

Event Driven

Event Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the “event” internally.

Fixed Income Relative Value

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company’s capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these investment funds can profit even from small mis-pricings.

Macro

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note B — Significant Accounting Policies (continued)
[5]	Schedule of Investments in Investment Funds (continued):

Investment Funds’ Investment Strategies (continued):

Multi-Strategy Relative Value

In Multi-Strategy Relative Value funds, the investment manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

Structured Credit

Investment managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company’s assets. The investment manager is usually the “lender of last resort” and will lend at terms that are beneficial to the investment fund.

[6]	Cash and cash equivalents:

For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at March 31, 2011.

[7]	Income taxes:

The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been “passed through” to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 740, Income Taxes (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities (“ASC 740”), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2011, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. The Fund did not record any interest or penalties during the year ended March 31, 2011. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[8]	Administration agreement:

The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement. This fee is based on the Fund’s month-end net asset value as well as the number of investors invested in the Fund.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note B — Significant Accounting Policies (continued)
[9]	Fair value of financial instruments:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The categorization within the hierarchy does not necessarily correspond to the Investment Adviser’s perceived risk of the investments in investment funds, nor the level of the investments held within these investments in investment funds.

Classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:
•	If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be classified as a Level 2 fair value measurement.

•	If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be classified as a Level 3 fair value measurement.

•	If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be classified as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be classified as a Level 3 fair value measurement.
The Investment Adviser uses the market approach valuation technique to value its investments in investment funds. An investment in an investment fund is carried at its estimated fair value which is based on the Fund’s proportionate share of the underlying net assets of the underlying investment funds as reported to the Fund by such entities at the reporting date.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note B — Significant Accounting Policies (continued)
[9] Fair value of financial instruments (continued):
The following criteria were used to determine the classification of the Fund’s investments:
•	Liquidity terms of each Investment — Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

•	Redemption restrictions — Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:
•	Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

•	Investments which are potentially subject to a redemption fee will be classified as Level 3 investments.
•	Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, side pocket investments in the investee fund, knowledge of the investee fund manager’s operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

In certain cases, as described in Note B [4], the Investment Adviser would determine the fair value of such underlying investment vehicle based on any relevant information available at the time. Depending on the relative significance of adjustments made to the reported net asset value, these underlying investment vehicles may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The following are the Fund’s classes of assets measured at fair value at March 31, 2011, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

Description	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents — money market	$2,102,668	$—	$—	$2,102,668
Investments in investment funds:
Distressed	—	464,765	1,596,639	2,061,404
Event Driven	—	2,751,280	1,042,620	3,793,900
Fixed Income Relative Value	—	—	122,168	122,168
Macro	—	371,071	—	371,071
Multi-Strategy relative Value	—	—	561,724	561,724
Structured Credit	—	51,488	1,490,566	1,542,054

Total Assets	$2,102,668	$3,638,604	$4,813,717	$10,554,989

During the year ended March 31, 2011, the Fund did not have any significant transfers between Level 1 and Level 2.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note B — Significant Accounting Policies (continued)
[9]	Fair value of financial instruments (continued):

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

					Fixed
					Income				Multi-Strategy
	Investments in				Relative	Fundamental	Long/Short		Relative	Structured
	Investment Funds	Credit	Distressed	Event Driven	Value	Market Neutral	Equity	Macro	Value	Credit

Balance as of 4/1/10	$17,304,036	$79,748	$3,023,640	$2,635,882	$114,939	$1,391,013	$3,814,922	$1,800,477	$2,658,511	$1,784,904
Realized gain (loss)	1,272,036	2,280	207,875	(132,075)	(6,191)	14,069	477,966	131,706	676,697	(100,291)
Change in unrealized appreciation (depreciation)	(330,748)	17,524	(4,938)	242,566	23,277	58,987	(214,922)	(100,477)	(546,309)	193,544
Net purchases	1,500,000	—	—	—	—	—	1,500,000	—	—	—
Net sales	(13,118,895)	(99,552)	(1,165,173)	(355,806)	(9,857)	(1,464,069)	(5,577,966)	(1,831,706)	(2,227,175)	(387,591)
Transfers out of Level 3[1]	(1,812,712)	—	(464,765)	(1,347,947)	—	—	—	—	—	—

Balance as of 3/31/11	$4,813,717	$—	$1,596,639	$1,042,620	$122,168	$—	$—	$—	$561,724	$1,490,566

Net change in unrealized gain/(loss) relating to investments held at 3/31/11[2]	$215,745	$—	$(55,523)	$111,868	$23,277	$—	$—	$—	$(57,419)	$193,542

[1]	Investment Funds were transferred from Level 3 to Level 2 because lock-ups have expired and the Fund now has the ability to redeem its investment in the investment fund at the reported net asset value per share at the measurement date. The Fund recognizes transfers between Level 2 and 3 as of the end of the period.

[2]	The unrealized gain (loss) is included in net change in unrealized appreciation on investments in investment funds in the Statement of Operations.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2010-06, Improving Disclosures About Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends Topic 820, Fair Value Measurements and Disclosures to add new requirements for disclosures about transfers into and out of Levels 1 and 2, and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about level of disaggregation for the classes of assets and liabilities and the disclosures about the inputs and valuation techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning after December 15, 2009 and for the periods beginning after December 15, 2010 for the new Level 3 disclosures. The adoption of ASU 2010-06 new disclosures and clarification of existing disclosures did not have a material impact on the Fund’s financial statements.

[10]	Subsequent events:

Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Note C — Related Party Transactions

Management fees:
Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund’s management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Management fees for the period ended March 31, 2011

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note C — Related Party Transactions (continued)
Management fees (continued):
were $462,630. Such fees were reduced by $154,210 during the year due to the aforementioned management fee waiver. The management fee will continue to be charged during the process of liquidation. The above waiver was renewed for an additional one-year period expiring on March 31, 2012.
Note D — Financial Instruments with Off-Balance Sheet Risk and Other Risks
In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund’s risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. If the Fund were to seek to liquidate its investment in an investment fund which maintains investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment promptly. In such cases, during the period until the Fund fully liquidates its interest in the investment fund, the value of its investment would fluctuate.
In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Note E — Expense Limitation and Reimbursement
The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the “Expense Limitation Agreement”) under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund’s and the Domestic Feeder’s average monthly net assets (the “Expense Limitations”). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Upon expiration, such expense limitation was renewed for an additional one-year period expiring on March 31, 2012. In consideration of the Investment Adviser’s agreement to limit the Fund’s and the Domestic Feeder’s expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. The due from Investment Adviser of $373,171 represents the amount due under this Expense Limitation Agreement. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s or the Domestic Feeder’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.
Note F — Allocation of Income and Losses and Capital Transactions
Prior to liquidation, units in the Fund were offered and could be purchased on a monthly basis or at such other times as determined by the Board. The Board of the Fund could discontinue accepting subscriptions at any time. Units were sold at the net asset value per unit as of the date on which the subscription was accepted. As result of the approved liquidation plan, the Board suspended all subscriptions.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note F — Allocation of Income and Losses and Capital Transactions (continued)
Prior to liquidation, members did not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund was allowed to repurchase units at such times, amounts and terms as determined by the Board of the Fund, in its sole discretion.
As a result of adopting the plan of liquidation, the Fund shall distribute all of its remaining assets in cash payments or in kind at the discretion of the Board on a “Liquidation Date” as determined by the Fund’s liquidator. The amount of the liquidating distribution paid to members on a Liquidation Date shall be determined on a pro rata basis in accordance with the balances of the members’ respective capital accounts. Liquidating distributions will be accrued when amounts are fixed and determinable.
Net income or losses are allocated to all members in proportion to their respective units.
Transactions in units of beneficial interest outstanding for the year ended March 31, 2011 were as follows:

Balance	Units	Balance
April 1, 2010	Distributed	March 31, 2011

419,356	192,196	227,160
Note G — Borrowings
On August 29, 2008, the Fund established a revolving line of credit agreement with a financial institution (the “Line of Credit”). The total availability under the Line of Credit was $5,000,000 (the “Commitment”). The Line of Credit required compliance with certain financial covenants which required the Fund to maintain certain minimum net equity and liquidity ratios, and other commitments as defined by the financial institution. The Line of Credit matured on August 31, 2010 and was not renewed. Each borrowing bore interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate and payable monthly. The Fund also paid a commitment fee of 0.35% per annum on the excess of the Commitment over the outstanding principal. There were no amounts outstanding under this Line of Credit at March 31, 2011, nor were amounts borrowed or repaid during the year ended March 31, 2011.

OLD FIELD MASTER FUND, LLC
(In the Process of Liquidation)
Notes to Financial Statements
March 31, 2011
Note H — Financial Highlights
The following table summarizes per unit data for units outstanding throughout the period, for the members’ equity and the Fund’s ratios of net investment loss and expenses to average members’ equity and total return:

								For the period from
								February 1, 2007
	For the year ended		For the year ended		For the year ended		For the year ended	(commencement of operations)
	March 31, 2011		March 31, 2010		March 31, 2009		March 31, 2008	through March 31, 2007
Per unit operating performance:
Members’ equity, beginning of period	$83.30		$74.86		$94.13		$101.09	$100.00
Income (loss) from investment operations:
Net investment loss(1)	(1.41)		(1.43)		(1.32)		(1.75)	(0.27)
Net realized/unrealized gain/(loss) on investments in investment funds	3.91		9.87		(17.95)		(5.21)	1.36

Total income/(loss) from investments	2.50		8.44		(19.27)		(6.96)	1.09

Members’ equity, end of period	$85.80		$83.30		$74.86		$94.13	$101.09

Members’ equity, end of period (000’s)	$19,491		$34,933		$31,394		$39,474	$35,400

Total return	3.00%		11.27%		(20.47)%		(6.89)%	1.09%

Portfolio turnover	12.58%		46.65%		21.30%		22.45%	0%

Ratio to average members’ equity:
Expenses, before reimbursement	1.97	%(5)	2.24	%(4)	1.75	%(3)	2.06%	0.45%	*
Reimbursement	(0.26)%		(0.44)%		(0.16)%		(0.12)%	(0.11)%	*

Expenses, after reimbursement(2)	1.71	%(5)	1.80	%(4)	1.59	%(3)	1.94%	0.34%	*

Net investment loss, before reimbursement	(1.96	)%(5)	(2.24	)%(4)	(1.70	)%(3)	(1.88)%	(0.38)%	*
Reimbursement	0.26%		0.44%		0.16%		0.12%	0.11%	*

Net investment loss, after reimbursement	(1.70	)%(5)	(1.80	)%(4)	(1.54	)%(3)	(1.76)%	(0.27	)% *

*	Not annualized.

(1)	Based on average units outstanding.

(2)	Does not include expenses of the underlying funds in which the fund invests.

(3)	Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.20)% before reimbursement and (2.04)% after reimbursement.

(4)	Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.75% before reimbursement and 2.30% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.74)% before reimbursement and (2.30)% after reimbursement.

(5)	Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.46% before reimbursement and 2.20% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.45)% before reimbursement and (2.19)% after reimbursement.
The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund’s proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor’s share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

Annual Report (Additional Information)
Old Field Master Fund, LLC (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission’s website at http://www.sec.gov.
A chart detailing the Board of Managers and the Officers of the Fund and Old Field Fund, LLC is included on the final page of this annual report.

Old Field Fund, LLC and Old Field Master Fund, LLC
Managers

				Number of
	Positions(s)	Term of		Portfolios in	Other
	Held with the	Office and		Fund Complex	Directorships	Total Annual
	Fund and the	Length of	Principal Occupation (s)	Overseen by	Held by	Compensation from
Name, Age and Address	Master Fund	Time Served	During the Past 5 Years	Manager	Manager	the Fund Complex
Lisa Z, Davis (50) 31 Merit Lane Jericho, NY 11753	Manager	Indefinite term (since August 23, 2006)	Certified Public Accountant Director Global Tax Controversy, The Interpublic Group of Companies, Inc.	2	None	$9,000

Brian J. Yudewitz (41) 43 Kristin Lane Hauppauge, NY 11766	Manager	Indefinite term (since August 23, 2006)	Attorney	2	None	$6,000

John T. Moore (42) 733 Third Avenue 11th Floor New York, NY 10017	Manager, President	Indefinite term (since August 23, 2006)	Principal, Chairman and CEO Marwood Group & Co. USA LLC Chairman, Marwood Group & Co,	2	None	$0
Principal Officers who are not Managers

	Positions(s) Held		Principal Occupation(s)
Name, Age	with the Fund and	Length of Time	During the Past 5
and Address	the Master Fund	Served	Years
Thomas J. Modzelewski (32) 733 Third Avenue 11th Floor New York, NY 10017	Treasurer, Chief Compliance Officer	Since August 23, 2006	Principal, Director of Operations Chief Compliance Officer, Marwood Group & Co.

Michael R. Wasserman (40) 733 Third Avenue 11th Floor New York, NY 10017	Secretary	Since August 23, 2006	Attorney

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
Item 3. Audit Committee Financial Expert.
(a)(1) The Registrant’s board of managers has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial expert, Lisa Z. Davis is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
For 2011 and 2010, Marcum LLP (formerly Marcum & Kliegman LLP) billed the Funds (as defined in Item 4(e)(1) below) the below aggregate fees for services rendered to the Funds.

		2011			2010
				All other			All other
				fees and			fees and
			All fees	services		All fees	services
		All fees	and	to service	All fees	and	to service
		and	services to	affiliates	and	services to	affiliates
		services to	service	that did	services to	service	that did
		the Funds	affiliates	not	the Funds	affiliates	not
		that were	that were	require	that were	that were	require
		pre-	pre-	pre-	pre-	pre-	pre-
		approved	approved	approval	approved	approved	approval
(a)	Audit Fees(1)	$73,250	N/A	N/A	$72,000	N/A	N/A
(b)	Audit-Related Fees	0	N/A	N/A	0	N/A	N/A
(c)	Tax Fees	0	N/A	N/A	0	N/A	N/A
(d)	All Other Fees	0	N/A	N/A	0	N/A	N/A

Notes:
Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(e)(1) Audit Committee’s Pre-approval Policies and Procedures. The Registrant’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to the Registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
The Registrant’s Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee’s consideration of non-audit services. The audit committee charter requires that non-audit services provided by the independent auditor of each of the Registrant and other registered investment companies that are part of the same complex (the “Funds”) be pre-approved. The Committee shall timely advise the principal executive officer and principal financial officer of the Registrant (or whoever is responsible for preparing and filing relevant reports under the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”), as required by the Investment Company Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2011	2010
Audit-Related Fees	0	0
Tax Fees	0	0
All Other Fees	0	0
(f) Not applicable.
(g) The aggregate non-audit fees and services billed by Marcum LLP (formerly Marcum & Kliegman LLP) for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.
(h) The Registrant’s audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant invests in hedge funds, which generally issue non-voting securities. Therefore, the Registrant ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Registrant is called upon to vote proxies, the investment adviser’s policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Registrant and its interest holder(s), based on the investment adviser’s reasonable judgment of what is in the Registrant’s best interest. The investment adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, to the extent the Registrant invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Registrant and its interest holders. One of the primary factors the investment adviser considers when determining the desirability of investing in a particular hedge fund is the quality and depth of its management. Accordingly, the investment adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the investment adviser will vote on most issues presented in a portfolio hedge fund proxy statement in accordance with the position of the fund’s management, unless the investment adviser determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the hedge fund. However, the investment adviser will consider each issue on its own merits, and will not support the position of the fund’s management in any situation where, in the investment adviser’s judgment, it would not be in the best interests of the Registrant or its interest holders to do so. In addition, the Registrant invests only in hedge funds that are unaffiliated with the investment adviser.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
(a)(1) Portfolio Managers
The day-to-day management of the Registrant’s portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of Robeco Investment Management, Inc., and Darren S. Wolf, a Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Investment decisions for the Registrant are made with the oversight of Robeco Investment Management, Inc.’s Investment Committee, which is comprised of Mr. Platkin, Andrew Rudolph, Jill Schurtz, Glenn Sloat and Mr. Wolf.
Officers of the Adviser on the Investment Committee
Paul S. Platkin, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending nine years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.
Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.
Andrew Rudolph, Senior Vice President and Robeco-Sage’s Long/Short Equity Sector Head. Mr. Rudolph joined Robeco-Sage in 2009. Prior to joining the firm, he was Head of Research and Portfolio Manager with Sirius Investment Management, where he was responsible for manager research and ongoing due diligence for a broad spectrum of fund of hedge funds products. Previously, Mr. Rudolph served as the Head of Research and Strategy Head for Credit and International Hedge Funds with Bank of America Fund of Funds. Prior affiliations include Richcourt Fund Advisors, where he conducted research in both Europe and Asia, and trading positions with Arbinet, Hess Energy Trading Company and Sempra Energy Trading. Mr. Rudolph holds a B.S. degree in Finance from State University of New York at Albany, a J.D. from

Brooklyn Law School, and an MBA degree in Finance from New York University. He has 15 years of industry experience.
Mr. Rudolph is a member of the Investment Committee.
Jill Schurtz, Chief Executive Officer and Managing Director. Ms. Schurtz joined Robeco-Sage in early 2008 and served as the firm’s Chief Operating Officer until June 2010, when she assumed the role of CEO. Prior to joining the firm, she spent a year and a half at Knight Equity Markets, L.P. as a Director in Research Sales, where she worked closely with research analysts and sales traders to introduce the firm’s offerings to institutional clients, hedge funds, and other broker/dealers. Ms. Schurtz was also a lawyer with Skadden, Arps, Slate, Meagher, & Flom LLP for six years, focusing on complex tax strategies relating to financial products, capital markets transactions, and mergers and acquisitions. Her other affiliations include two years as an investment banker at U.S. Bancorp Piper Jaffray in the Communications and Computing group where she was a Vice President, and the U.S. military where she served for seven years, attaining the rank of Captain. Ms. Schurtz holds a B.S. degree from the United States Military Academy, West Point and a J.D. from Columbia University School of Law. She has 12 years of industry experience and is admitted to practice law in New York and Illinois.
Ms. Schurtz is a member of the Investment Committee.
Glenn Sloat, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm’s dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company, where he became an Assistant Vice President in the firm’s Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University’s Stern School of Business.
Mr. Sloat is a member of the Investment Committee.
Darren S. Wolf, CFA, Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University’s Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.
Mr. Wolf is a member of the Investment Committee. Mr. Wolf acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.
(a)(2) Other Accounts
(i) The account information below is applicable to each of the above portfolio managers.
(ii)(A) Other registered investment companies managed by the portfolio managers: 9 funds with approximate total assets of $293,700,561.
(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 8 funds with approximate total assets of $1,026,623,254.
(iii) Registered investment companies managed by the portfolio managers with incentive fees: 2 fund with approximate total assets of $36,759,914.

     Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $183,208,890.
(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.
As stated above, the portfolio managers also manage other investment vehicles (the “Other Vehicles”). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.
(a)(3) Compensation
Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.
(a)(4) Ownership
The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of March 31, 2011.

Portfolio Manager	Dollar Range
Paul S. Platkin	None
Andrew Rudolph	None
Jill Schurtz	None
Glenn Sloat	None
Darren S. Wolf	None

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant has adopted policies and procedures by which Members may recommend nominees who are not “interested persons” (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee’s qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.
Item 11. Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Master Fund, LLC

By (Signature and Title)*	/s/ John T. Moore John T. Moore, President
Date June 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore John T. Moore, Principal Executive Officer

Date June 8, 2011

By (Signature and Title)*	/s/ Thomas J. Modzelewski Thomas J. Modzelewski, Principal Financial Officer
Date June 8, 2011

*	Print the name and title of each signing officer under his or her signature.